OTHER CURRENT LIABILITIES (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
OTHER CURRENT LIABILITIES.
Personnel related accruals	€ 2,579	€ 3,175
Tax related accruals	432	1,348
Audit related accruals	2,400	1,297
Liabilities due to reorganization	2,809
Legal and consulting fees	3,140	2,707
Miscellaneous other current liabilities	6,153	4,587
Total other current liabilities	€ 17,513	€ 13,113